Quarterly Holdings Report
for
Fidelity® Real Estate Income Fund
October 31, 2021
REI-NPRT1-1221
1.809106.118
Common Stocks - 29.0%
	Shares	Value ($)
FINANCIALS - 3.9%
Capital Markets - 0.6%
Brookfield Asset Management, Inc. (Canada) Class A	786,300	47,472,799
Insurance - 0.0%
Brookfield Asset Management Reinsurance Partners Ltd.	6,722	414,096
Mortgage Real Estate Investment Trusts - 3.3%
BrightSpire Capital, Inc.	253,450	2,486,345
Broadmark Realty Capital, Inc. (a)	1,388,400	14,328,288
Chimera Investment Corp.	677,400	10,574,214
Dynex Capital, Inc.	999,262	17,487,085
Great Ajax Corp. (b)	1,663,364	23,553,234
MFA Financial, Inc.	21,834,141	98,471,976
New Residential Investment Corp.	6,217,899	70,635,333
Redwood Trust, Inc.	542,352	7,354,293
		244,890,768
TOTAL FINANCIALS		292,777,663
INDUSTRIALS - 0.2%
Construction & Engineering - 0.2%
Willscot Mobile Mini Holdings (c)	461,400	16,033,650
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Cyxtera Technologies, Inc. Class A (c)	415,800	4,133,052
REAL ESTATE - 24.8%
Equity Real Estate Investment Trusts (REITs) - 24.8%
Acadia Realty Trust (SBI)	1,707,526	36,506,906
American Homes 4 Rent Class A	791,300	32,126,780
American Tower Corp.	920,600	259,581,582
Apartment Income (REIT) Corp.	846,040	45,356,204
AvalonBay Communities, Inc.	101,200	23,952,016
Crown Castle International Corp.	502,310	90,566,493
Digital Realty Trust, Inc.	635,700	100,319,817
Digitalbridge Group, Inc. (a)(c)	3,868,655	25,919,989
Douglas Emmett, Inc.	548,100	17,911,908
Easterly Government Properties, Inc.	1,276,400	26,842,692
Equinix, Inc.	110,700	92,663,649
Equity Lifestyle Properties, Inc.	3,150,996	266,290,664
Extra Space Storage, Inc.	133,900	26,427,843
Farmland Partners, Inc.	1,300,626	14,619,036
Gaming & Leisure Properties	534,446	25,915,287
Healthcare Trust of America, Inc.	1,143,060	38,166,773
Invitation Homes, Inc.	397,200	16,384,500
iStar Financial, Inc. (a)(b)	4,086,313	103,138,540
Lamar Advertising Co. Class A	335,800	38,012,560
Lexington Corporate Properties Trust	6,634,874	96,670,114
Mid-America Apartment Communities, Inc.	936,706	191,284,732
Monmouth Real Estate Investment Corp. Class A	2,018,169	38,042,486
NexPoint Residential Trust, Inc.	279,400	19,787,108
Public Storage	65,300	21,691,354
Retail Value, Inc.	274,131	1,716,060
Sabra Health Care REIT, Inc.	1,554,475	21,995,821
SITE Centers Corp.	1,602,638	25,465,918
Terreno Realty Corp.	371,028	27,133,278
UMH Properties, Inc.	433,623	10,380,935
Ventas, Inc.	1,063,786	56,774,259
Washington REIT (SBI)	1,337,247	33,899,211
Weyerhaeuser Co.	254,100	9,076,452
		1,834,620,967
TOTAL COMMON STOCKS (Cost $1,390,508,635)		2,147,565,332

Preferred Stocks - 20.7%
	Shares	Value ($)
Convertible Preferred Stocks - 0.9%
FINANCIALS - 0.4%
Mortgage Real Estate Investment Trusts - 0.4%
Great Ajax Corp. 7.25% (b)	611,442	16,264,357
Ready Capital Corp. 7.00%	404,062	10,784,415
		27,048,772
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Braemar Hotels & Resorts, Inc. 5.50%	98,091	2,180,563
Lexington Corporate Properties Trust Series C, 6.50%	440,102	27,726,364
RLJ Lodging Trust Series A, 1.95% (c)	31,585	912,807
Wheeler REIT, Inc. 8.75% (c)	133,886	2,174,788
		32,994,522
Real Estate Management & Development - 0.1%
Landmark Infrastructure Partners LP 3 month U.S. LIBOR + 4.690% 6.856% (c)(d)(e)	189,650	4,781,095

TOTAL REAL ESTATE		37,775,617

TOTAL CONVERTIBLE PREFERRED STOCKS		64,824,389
Nonconvertible Preferred Stocks - 19.8%
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
DCP Midstream Partners LP:
7.95%(d)	328,262	8,268,920
Series B, 7.875%(d)	256,314	6,453,987
Enbridge, Inc.:
Series 1, 5 year U.S. Treasury Index + 3.140% 5.949%(d)(e)	498,275	11,804,135
Series L, 5 year U.S. Treasury Index + 3.150% 4.959%(d)(e)	111,400	2,493,132
Energy Transfer LP 7.60% (d)	525,651	13,393,587
Global Partners LP:
9.75%(d)	161,507	4,189,508
Series B, 9.50%	67,800	1,794,666
		48,397,935
FINANCIALS - 12.3%
Mortgage Real Estate Investment Trusts - 12.1%
Acres Commercial Realty Corp. 8.625% (d)	236,708	6,142,573
AG Mortgage Investment Trust, Inc.:
8.00%	611,362	15,565,277
8.25%	38,510	996,639
Series C, 8.00%(d)	638,138	16,195,942
AGNC Investment Corp.:
6.125%(d)	1,046,700	26,512,911
6.875%(d)	874,072	22,393,725
Series C, 7.00%(d)	958,602	24,329,319
Series E, 6.50%(d)	1,669,083	43,245,941
Annaly Capital Management, Inc.:
6.75%(d)	535,092	14,046,165
Series F, 6.95%(d)	2,151,343	54,515,032
Series G, 6.50%(d)	1,329,790	33,776,666
Arbor Realty Trust, Inc.:
Series D, 6.375%	85,700	2,157,926
Series F, 6.25%(c)(d)	560,000	14,112,000
Arlington Asset Investment Corp. 8.25% (d)	147,125	3,728,721
Armour Residential REIT, Inc. Series C 7.00%	102,500	2,652,700
Cherry Hill Mortgage Investment Corp.:
8.25%(d)	245,925	6,253,873
Series A, 8.20%	248,750	6,380,438
Chimera Investment Corp.:
8.00%(d)	1,018,131	26,155,785
Series A, 8.00%	202,500	5,139,450
Series B, 8.00%(d)	2,133,504	54,905,725
Series C, 7.75%(d)	2,359,586	60,617,764
Dynex Capital, Inc. Series C 6.90% (d)	372,483	9,628,686
Ellington Financial LLC 6.75% (d)	368,770	9,820,345
Franklin BSP Realty Trust, Inc. 7.50% (c)	488,533	12,306,146
Invesco Mortgage Capital, Inc.:
7.50%(d)	2,624,692	67,165,868
Series B, 7.75%(d)	1,419,346	36,051,388
MFA Financial, Inc.:
6.50%(d)	1,412,051	33,889,224
Series B, 7.50%	609,332	15,452,660
New Residential Investment Corp.:
7.125%(d)	1,524,162	38,180,258
Series A, 7.50%(d)	964,527	24,618,780
Series C, 6.375%(d)	1,257,554	29,502,217
Series D, 7.00%(d)	514,400	12,962,880
New York Mortgage Trust, Inc.:
Series B, 7.75%	281,092	7,135,520
Series D, 8.00%(d)	317,918	8,297,660
PennyMac Mortgage Investment Trust:
6.75%(c)	240,000	6,072,000
8.125%(d)	414,254	10,981,874
Series B, 8.00%(d)	750,508	19,779,638
Ready Capital Corp.:
5.75%	120,000	3,051,600
6.50%	34,400	860,000
Series C, 6.20%	378,550	9,766,590
Two Harbors Investment Corp.:
Series A, 8.125%(d)	697,850	18,465,111
Series B, 7.625%(d)	1,483,255	38,193,816
Series C, 7.25%(d)	1,697,415	42,486,297
		894,493,130
Real Estate Management & Development - 0.2%
Brookfield Properties Corp. Series EE, 5.10% (d)	679,025	13,442,237

TOTAL FINANCIALS		907,935,367

REAL ESTATE - 6.9%
Equity Real Estate Investment Trusts (REITs) - 6.8%
Agree Realty Corp. 4.375%	240,000	5,928,000
American Finance Trust, Inc.:
7.50%	874,787	23,383,057
Series C 7.375%	379,839	10,061,935
American Homes 4 Rent:
6.25%	98,905	2,675,380
Series F, 5.875%	248,009	6,420,953
Series G, 5.875%	199,750	5,207,483
Armada Hoffler Properties, Inc. 6.75%	196,750	5,444,073
Ashford Hospitality Trust, Inc.:
Series D, 8.45%(c)	190,073	5,496,911
Series F, 7.375%(c)	327,400	8,781,523
Series G, 7.375%(c)	238,068	6,380,222
Series H, 7.50%(c)	231,565	6,263,833
Series I, 7.50%(c)	323,909	8,787,651
Bluerock Residential Growth (REIT), Inc.:
Series C, 7.625%	252,994	6,408,338
Series D, 7.125%	168,100	4,263,016
Braemar Hotels & Resorts, Inc. Series D, 8.25%	173,050	4,596,329
Cedar Realty Trust, Inc.:
Series B, 7.25%	181,872	4,663,198
Series C, 6.50%	291,600	7,499,952
Centerspace Series C, 6.625%	317,300	8,344,990
City Office REIT, Inc. Series A, 6.625%	178,475	4,517,202
CTO Realty Growth, Inc. 6.375%	120,000	3,102,000
DiamondRock Hospitality Co. 8.25%	441,331	12,533,800
Digitalbridge Group, Inc.:
Series H, 7.125%	1,241,896	31,606,253
Series I, 7.15%	1,074,492	27,883,067
Series J, 7.15%	1,387,346	36,403,959
Gladstone Commercial Corp.:
6.625%	98,875	2,651,828
Series G, 6.00%	516,000	14,061,000
Gladstone Land Corp. Series D, 5.00%	30,000	780,600
Global Medical REIT, Inc. Series A, 7.50%	150,848	3,982,387
Global Net Lease, Inc.:
Series A, 7.25%	531,595	14,108,531
Series B 6.875%	294,000	8,158,500
Healthcare Trust, Inc.:
7.125%(c)	190,000	4,769,000
Series A 7.375%	364,800	9,207,552
Hersha Hospitality Trust:
Series C, 6.875%	49,450	1,223,888
Series D, 6.50%	197,750	4,813,235
iStar Financial, Inc.:
Series D, 8.00%(b)	340,621	8,740,335
Series G, 7.65%(b)	386,473	9,862,791
Series I, 7.50%(b)	552,696	14,093,748
Monmouth Real Estate Investment Corp. Series C, 6.125%	342,800	8,737,938
National Storage Affiliates Trust Series A, 6.00%	91,575	2,448,716
Pebblebrook Hotel Trust:
6.30%	269,997	6,763,425
6.375%	515,200	13,910,400
6.375%	371,094	9,320,026
Series H, 5.70%	692,200	18,004,122
Pennsylvania (REIT):
Series B, 7.375%(c)	99,385	1,298,465
Series C, 7.20%(c)	50,325	674,355
Series D, 6.875%(c)	150,100	1,787,676
Plymouth Industrial REIT, Inc. Series A, 7.50%	171,625	4,546,226
Prologis (REIT), Inc. Series Q, 8.54%	93,396	6,514,371
PS Business Parks, Inc. Series Z 4.875%	52,000	1,406,600
Rexford Industrial Realty, Inc.:
Series B, 5.875%	78,600	2,049,102
Series C, 5.625%	68,225	1,804,551
Saul Centers, Inc.:
Series D, 6.125%	82,775	2,185,260
Series E, 6.00%	76,841	2,071,633
Seritage Growth Properties Series A, 7.00%	91,986	2,207,664
SITE Centers Corp. 6.375%	102,400	2,693,120
Sotherly Hotels, Inc.:
Series B, 8.00%(c)	67,250	970,418
Series C, 7.875%(c)	107,000	1,539,719
Spirit Realty Capital, Inc. Series A, 6.00%	94,125	2,445,368
Summit Hotel Properties, Inc.:
Series E, 6.25%	300,802	7,983,285
Series F, 5.875%	377,000	9,715,290
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	180,000	4,707,000
Series I, 5.70%	144,634	3,695,399
UMH Properties, Inc.:
Series C, 6.75%	430,965	11,276,759
Series D, 6.375%	513,725	13,459,595
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	281,325	7,382,249
Series K 5.875%	69,225	1,845,539
Vornado Realty Trust Series O, 4.45%	342,900	8,551,926
		505,102,717
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP:
5.75%	43,000	1,049,200
6.50%	34,125	877,354
Landmark Infrastructure Partners LP Series B, 7.90%	116,375	2,912,866
		4,839,420
TOTAL REAL ESTATE		509,942,137

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,466,275,439
TOTAL PREFERRED STOCKS (Cost $1,452,241,017)		1,531,099,828

Corporate Bonds - 14.1%
	Principal Amount (f)	Value ($)
Convertible Bonds - 3.9%
FINANCIALS - 3.5%
Mortgage Real Estate Investment Trusts - 3.5%
Arbor Realty Trust, Inc. 4.75% 11/1/22	19,326,000	22,470,973
Blackstone Mortgage Trust, Inc. 4.75% 3/15/23	3,856,000	3,981,320
Granite Point Mortgage Trust, Inc.:
5.625% 12/1/22(g)	6,694,000	6,640,625
6.375% 10/1/23	10,099,000	10,099,000
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23	15,629,000	16,717,954
MFA Financial, Inc. 6.25% 6/15/24	25,352,000	26,049,180
New York Mortgage Trust, Inc. 6.25% 1/15/22	2,472,000	2,472,000
PennyMac Corp.:
5.5% 11/1/24	34,434,000	35,165,723
5.5% 3/15/26(g)	2,000,000	2,060,000
Redwood Trust, Inc.:
4.75% 8/15/23	14,195,000	14,478,900
5.625% 7/15/24	58,258,000	60,518,410
RWT Holdings, Inc. 5.75% 10/1/25	38,299,000	39,352,223
Two Harbors Investment Corp. 6.25% 1/15/26	18,400,000	18,952,000
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	4,566,000	4,543,257
		263,501,565
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Digitalbridge Group, Inc. 5% 4/15/23	25,791,000	26,569,464

Real Estate Management & Development - 0.0%
CBL & Associates HoldCo II LLC 7% 11/15/28 (h)	912,433	912,433

TOTAL REAL ESTATE		27,481,897

TOTAL CONVERTIBLE BONDS		290,983,462
Nonconvertible Bonds - 10.2%
COMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
Switch Ltd. 4.125% 6/15/29 (g)	7,000,000	7,035,000

Media - 0.4%
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29(g)	17,830,000	18,237,861
7.75% 4/15/28(g)	14,000,000	14,496,370
		32,734,231
TOTAL COMMUNICATION SERVICES		39,769,231

CONSUMER DISCRETIONARY - 1.9%
Hotels, Restaurants & Leisure - 0.3%
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (g)	10,000,000	9,948,800
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (g)	6,580,000	6,580,000
Times Square Hotel Trust 8.528% 8/1/26 (g)	4,346,434	4,662,043
		21,190,843
Household Durables - 1.6%
Adams Homes, Inc. 7.5% 2/15/25 (g)	9,530,000	9,935,025
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29(g)	4,015,000	3,979,869
4.625% 4/1/30(g)	4,215,000	4,141,238
6.625% 1/15/28(g)	9,925,000	10,495,688
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
4.875% 2/15/30(g)	1,590,000	1,593,275
5% 6/15/29(g)	5,000,000	5,018,750
6.25% 9/15/27(g)	8,533,000	8,884,986
Century Communities, Inc.:
3.875% 8/15/29(g)	13,005,000	12,960,263
6.75% 6/1/27	6,230,000	6,615,014
LGI Homes, Inc. 4% 7/15/29 (g)	13,310,000	12,943,975
M/I Homes, Inc. 3.95% 2/15/30 (g)	20,000,000	19,750,000
New Home Co., Inc. 7.25% 10/15/25 (g)	8,180,000	8,445,850
Picasso Finance Sub, Inc. 6.125% 6/15/25 (g)	3,240,000	3,410,100
TRI Pointe Homes, Inc. 5.25% 6/1/27	11,458,000	12,362,609
		120,536,642
TOTAL CONSUMER DISCRETIONARY		141,727,485

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG Global Finance PLC:
6.75% 2/7/25(g)	7,750,000	7,934,063
8.5% 10/30/25(g)	1,682,000	1,740,870
Global Partners LP/GLP Finance Corp. 7% 8/1/27	3,955,000	4,123,088
		13,798,021
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25% 5/15/27	5,000,000	5,200,000

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Sabra Health Care LP:
3.9% 10/15/29	989,000	1,036,197
5.125% 8/15/26	20,264,000	22,490,603
		23,526,800
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Williams Scotsman International, Inc. 4.625% 8/15/28 (g)	4,250,000	4,393,438

REAL ESTATE - 7.1%
Equity Real Estate Investment Trusts (REITs) - 5.0%
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (g)	27,255,000	27,255,000
CBL & Associates LP:
4.6% 10/15/24(i)	18,229,000	14,218,620
5.25% 12/1/23(i)	11,371,000	8,641,960
5.95% 12/15/26(i)	10,317,000	7,840,920
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (g)	20,610,000	20,919,150
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (g)	5,075,000	5,015,873
iStar Financial, Inc.:
4.25% 8/1/25	16,925,000	17,348,125
4.75% 10/1/24	25,920,000	27,384,480
5.5% 2/15/26	16,985,000	17,643,169
Office Properties Income Trust:
4.25% 5/15/24	4,974,000	5,245,799
4.5% 2/1/25	21,056,000	22,393,315
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	2,434,000	2,688,508
4.95% 4/1/24	2,866,000	3,090,154
Park Intermediate Holdings LLC 4.875% 5/15/29 (g)	12,000,000	12,150,000
RLJ Lodging Trust LP:
3.75% 7/1/26(g)	10,000,000	10,100,000
4% 9/15/29(g)	15,675,000	15,644,434
Senior Housing Properties Trust:
4.75% 5/1/24	44,393,000	45,780,281
4.75% 2/15/28	9,933,000	9,879,958
9.75% 6/15/25	21,500,000	23,354,375
Service Properties Trust:
4.65% 3/15/24	3,500,000	3,530,625
5% 8/15/22	3,141,000	3,156,705
7.5% 9/15/25	7,950,000	8,798,221
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (g)	19,950,000	20,181,121
Uniti Group, Inc.:
6% 1/15/30(g)	18,035,000	17,809,563
7.875% 2/15/25(g)	5,000,000	5,258,500
VEREIT Operating Partnership LP 4.875% 6/1/26	436,000	493,748
XHR LP:
4.875% 6/1/29(g)	10,000,000	10,259,500
6.375% 8/15/25(g)	4,250,000	4,483,750
		370,565,854
Real Estate Management & Development - 2.1%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (g)	8,165,000	8,716,138
Five Point Operation Co. LP 7.875% 11/15/25 (g)	18,463,000	19,210,752
Forestar Group, Inc.:
3.85% 5/15/26(g)	9,000,000	8,999,910
5% 3/1/28(g)	7,000,000	7,183,750
Greystar Real Estate Partners 5.75% 12/1/25 (g)	13,480,000	13,699,050
Howard Hughes Corp.:
4.125% 2/1/29(g)	10,000,000	10,010,100
5.375% 8/1/28(g)	7,655,000	8,028,181
Kennedy-Wilson, Inc.:
4.75% 3/1/29	20,000,000	20,400,000
4.75% 2/1/30	21,000,000	21,131,250
Mattamy Group Corp. 5.25% 12/15/27 (g)	13,411,000	13,947,440
Realogy Group LLC/Realogy Co-Issuer Corp. 7.625% 6/15/25 (g)	3,025,000	3,232,061
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.875% 6/15/27(g)	1,798,000	2,011,513
6.625% 7/15/27(g)	4,573,000	4,818,799
Washington Prime Group LP 6.45% 8/15/24 (i)	23,181,000	10,431,450
		151,820,394
TOTAL REAL ESTATE		522,386,248

TOTAL NONCONVERTIBLE BONDS		750,801,223
TOTAL CORPORATE BONDS (Cost $1,024,765,405)		1,041,784,685

Asset-Backed Securities - 3.0%
	Principal Amount (f)	Value ($)
American Homes 4 Rent:
Series 2015-SFR1 Class F, 5.885% 4/17/52 (g)	2,000,000	2,178,398
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (g)	8,259,000	9,151,875
Class XS, 0% 10/17/52 (d)(g)(h)(j)	4,581,533	46
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1 month U.S. LIBOR + 1.500% 3.3464% 3/20/50 (d)(e)(g)(h)	2,250,000	225
COMM Mortgage Trust Series 2021-LBA Class G, 1 month U.S. LIBOR + 2.650% 2.74% 3/15/38 (d)(e)(g)	10,401,000	10,422,387
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33	369,711	352,765
DataBank Issuer, LLC Series 2021-1A Class C, 4.43% 2/27/51 (g)	2,300,000	2,309,973
Diamond Infrastructure Funding LLC Series 2021-1A Class C, 3.475% 4/15/49 (g)	6,311,000	6,268,602
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (g)	15,915,000	15,863,372
FirstKey Homes Trust:
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (g)	7,916,000	7,835,606
Series 2021-SFR2 Class F1, 2.908% 9/17/38 (g)	12,677,000	12,466,836
FRTKL Series 2021-SFR1:
Class F, 3.171% 9/17/38 (g)	3,900,000	3,838,123
Class G, 4.105% 9/17/38 (g)	4,976,000	4,900,725
GPMT Ltd. Series 2019-FL2 Class D, 1 month U.S. LIBOR + 2.950% 3.0356% 2/22/36 (d)(e)(g)	2,142,000	2,138,321
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (d)	382,531	398,074
Series 1997-3 Class M1, 7.53% 3/15/28	3,084,766	3,141,786
Home Partners of America Trust:
Series 2017-1 Class F, 1 month U.S. LIBOR + 3.530% 3.625% 7/17/34 (d)(e)(g)	6,318,500	6,330,367
Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 2.436% 7/17/37 (d)(e)(g)	3,896,000	3,896,002
Series 2019-2 Class F, 3.866% 10/19/39 (g)	2,815,752	2,797,900
Series 2021-1 Class F, 3.325% 9/17/41 (g)	7,678,907	7,572,500
Series 2021-2 Class G, 4.505% 12/17/26 (g)	33,811,000	33,809,681
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	524,146	394,140
Merit Securities Corp. Series 13 Class M1, 7.88% 12/28/33 (d)	1,022,821	1,082,306
Progress Residential Trust:
Series 2019-SFR1 Class F, 5.061% 8/17/35 (g)	3,000,000	3,021,690
Series 2019-SFR2 Class F, 4.837% 5/17/36 (g)	3,902,000	3,944,847
Series 2020-SFR1 Class H, 5.268% 4/17/37 (g)	3,633,000	3,708,538
Series 2021-SFR2 Class H, 4.998% 4/19/38 (g)	8,467,000	8,374,532
Series 2021-SFR3 Class G, 4.254% 5/17/26 (g)	7,492,000	7,480,593
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (g)	9,198,000	9,119,431
Class G, 4.003% 7/17/38 (g)	6,466,000	6,472,440
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (g)	6,406,000	6,308,931
Class G, 4.005% 10/17/38 (g)	16,129,000	16,136,400
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (g)	8,442,000	8,439,825
Series 2017-SFR2 Class F, 5.104% 1/17/36 (g)	3,785,000	3,879,675
Series 2018-SFR1 Class F, 4.96% 5/17/37 (g)	8,282,000	8,695,976
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (g)	1,354,000	1,369,442
TOTAL ASSET-BACKED SECURITIES (Cost $224,538,434)		224,102,330

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.4141% 2/25/42 (d)(g)	26,661	7,728
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.3123% 6/25/43 (d)(g)	52,848	31,747

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $62,782)		39,475

Commercial Mortgage Securities - 21.0%
		Principal Amount (f)	Value ($)
ALEN Mortgage Trust floater Series 2021-ACEN Class F, 1 month U.S. LIBOR + 5.000% 5.09% 4/15/34 (d)(e)(g)		3,384,000	3,379,793
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.19% 4/15/35 (d)(e)(g)		3,000,000	2,891,103
BAMLL Commercial Mortgage Securities Trust floater:
Series 2019-AHT Class C, 1 month U.S. LIBOR + 2.000% 2.09% 3/15/34 (d)(e)(g)		7,168,000	7,140,992
Series 2021-JACX Class E, 1 month U.S. LIBOR + 3.750% 3.84% 9/15/38 (d)(e)(g)		19,979,000	19,978,946
BANK:
Series 2017-BNK8 Class E, 2.8% 11/15/50 (g)		11,374,393	8,137,721
Series 2018-BN12 Class D, 3% 5/15/61 (g)		1,682,000	1,448,648
BCP Trust:
floater Series 2021-330N Class F, 1 month U.S. LIBOR + 4.630% 4.724% 6/15/38 (d)(e)(g)		9,000,000	8,937,737
Series 2021-330N Class E, 1 month U.S. LIBOR + 3.630% 3.728% 6/15/38 (d)(e)(g)		10,000,000	9,930,926
Benchmark Mortgage Trust:
sequential payer Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (d)(g)		3,427,000	3,210,439
Class 225E, 3.2943% 12/15/62 (d)(g)		5,141,000	4,540,543
Series 2020-B18 Class AGNG, 4.3885% 7/15/53 (d)(g)		11,379,000	11,098,014
BLOX Trust floater Series 2021-BLOX:
Class D, 1 month U.S. LIBOR + 1.750% 1.84% 9/15/26 (d)(e)(g)		5,932,000	5,924,851
Class E, 1 month U.S. LIBOR + 2.500% 2.59% 9/15/26 (d)(e)(g)		5,126,000	5,126,679
BPR Trust floater Series 2021-TY:
Class E, 1 month U.S. LIBOR + 3.600% 3.684% 9/15/38 (d)(e)(g)		10,400,000	10,406,527
Class F, 1 month U.S. LIBOR + 4.200% 4.284% 9/15/38 (d)(e)(g)		1,996,000	1,997,198
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 2.49% 6/15/35 (d)(e)(g)		1,500,000	1,459,802
BSREP Commercial Mortgage Trust floater Series 2021-DC:
Class F, 1 month U.S. LIBOR + 2.850% 2.941% 8/15/38 (d)(e)(g)		8,489,000	8,467,728
Class G, 1 month U.S. LIBOR + 3.850% 3.941% 8/15/38 (d)(e)(g)		6,594,000	6,577,485
BX Commercial Mortgage Trust floater:
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 2.09% 11/15/32 (d)(e)(g)		6,426,000	6,401,847
Series 2020-BXLP:
Class F, 1 month U.S. LIBOR + 2.000% 2.09% 12/15/36 (d)(e)(g)		26,295,008	26,213,183
Class G, 1 month U.S. LIBOR + 2.500% 2.59% 12/15/36 (d)(e)(g)		5,132,669	5,106,932
Series 2021-FOX Class F, 1 month U.S. LIBOR + 4.250% 4.34% 11/15/32 (d)(e)(g)		6,896,667	6,940,225
Series 2021-PAC Class G, 1 month U.S. LIBOR + 2.940% 2.7221% 10/15/36 (d)(e)(g)		27,232,000	27,232,000
Series 2021-SOAR Class F, 2.44% 6/15/38 (d)(g)		16,093,000	16,052,656
Series 2021-VINO Class G, 1 month U.S. LIBOR + 3.950% 4.0423% 5/15/38 (d)(e)(g)		33,979,000	34,149,221
BX Trust:
floater:
Series 2018-IND:
Class G, 1 month U.S. LIBOR + 2.050% 2.14% 11/15/35 (d)(e)(g)		15,990,800	15,950,642
Class H, 1 month U.S. LIBOR + 3.000% 3.09% 11/15/35 (d)(e)(g)		6,206,900	6,228,117
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 2.3266% 10/15/36 (d)(e)(g)		2,500,000	2,456,118
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 3.69% 4/15/34 (d)(e)(g)		5,181,000	5,103,085
Series 2019-XL:
Class G, 1 month U.S. LIBOR + 2.300% 2.39% 10/15/36 (d)(e)(g)		13,391,750	13,358,129
Class J, 1 month U.S. LIBOR + 2.650% 2.74% 10/15/36 (d)(e)(g)		15,217,550	15,179,672
Series 2021-21M Class H, 1 month U.S. LIBOR + 4.010% 4.044% 10/15/36 (d)(e)(g)		16,916,000	16,751,869
Series 2021-ARIA:
Class F, 1 month U.S. LIBOR + 2.590% 2.6735% 10/15/36 (d)(e)(g)		4,973,000	4,948,077
Class G, 1 month U.S. LIBOR + 3.140% 3.2221% 10/15/36 (d)(e)(g)		17,068,000	16,993,196
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 0% 10/15/26 (d)(e)(g)		23,874,000	23,385,550
Series 2021-SDMF Class F, 1 month U.S. LIBOR + 1.930% 2.027% 9/15/34 (d)(e)(g)		9,650,000	9,599,769
Series 2021-SOAR:
Class G, 2.89% 6/15/38 (d)(g)		5,000,000	4,981,191
Class J, 3.84% 6/15/38 (d)(g)		19,005,000	18,957,877
Series 2021-VOLT:
Class F, 1 month U.S. LIBOR + 2.400% 2.4903% 9/15/36 (d)(e)(g)		10,443,000	10,430,454
Class G, 1 month U.S. LIBOR + 2.850% 2.9403% 9/15/36 (d)(e)(g)		19,446,000	19,311,990
Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 3.99% 10/15/36 (d)(e)(g)		45,008,000	44,783,676
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 3.293% 10/15/23 (d)(e)(g)		19,151,000	18,971,653
Series 2019-OC11 Class E, 4.0755% 12/9/41 (d)(g)		22,122,000	22,190,563
BXHPP Trust floater Series 2021-FILM:
Class D, 1 month U.S. LIBOR + 1.500% 1.59% 8/15/36 (d)(e)(g)		3,000,000	2,992,486
Class E, 1 month U.S. LIBOR + 2.000% 2.09% 8/15/36 (d)(e)(g)		2,403,000	2,396,976
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (d)(g)		4,099,000	3,872,904
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 3.34% 12/15/37 (d)(e)(g)		14,973,000	14,935,199
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (g)		3,353,000	2,712,074
CGMS Commercial Mortgage Trust Series 2017-MDRB:
Class D, 1 month U.S. LIBOR + 3.250% 3.34% 7/15/30 (d)(e)(g)		6,131,000	5,933,159
Class E, 1 month U.S. LIBOR + 3.870% 3.9615% 7/15/30 (d)(e)(g)		6,666,000	6,276,748
CHC Commercial Mortgage Trust floater Series 2019-CHC Class F, 1 month U.S. LIBOR + 2.600% 2.6982% 6/15/34 (d)(e)(g)		1,489,131	1,402,976
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.1788% 9/10/46 (d)(g)		5,254,000	5,236,816
Series 2016-C3 Class D, 3% 11/15/49 (g)		7,010,000	5,627,828
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 3.14% 9/15/33 (d)(e)(g)		4,265,000	3,879,345
Class G, 1 month U.S. LIBOR + 5.050% 5.1463% 9/15/33 (d)(e)(g)		4,265,000	3,684,066
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (g)		4,741,000	3,706,373
Series 2012-CR1:
Class D, 5.3863% 5/15/45 (d)(g)		5,550,000	4,943,806
Class G, 2.462% 5/15/45 (g)(h)		6,346,000	2,397,132
Series 2012-LC4 Class C, 5.6066% 12/10/44 (d)		1,978,000	1,861,457
Series 2013-CR10 Class D, 4.9001% 8/10/46 (d)(g)		4,544,000	4,643,732
Series 2013-LC6 Class D, 4.2931% 1/10/46 (d)(g)		8,301,000	8,247,679
Series 2014-CR17 Class E, 4.8478% 5/10/47 (d)(g)		3,098,000	2,075,660
Series 2014-UBS2 Class D, 5.004% 3/10/47 (d)(g)		3,713,000	3,697,159
Series 2017-CD4 Class D, 3.3% 5/10/50 (g)		2,769,000	2,570,853
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (g)		2,769,000	2,584,457
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.8306% 8/15/45 (d)(g)		4,500,000	4,333,072
Class E, 4.8306% 8/15/45 (d)(g)		8,000,000	6,920,116
Class F, 4.25% 8/15/45 (g)		2,000,000	1,507,363
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 4.3071% 6/15/34 (e)(g)		8,900,000	8,855,371
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4 Class E, 1 month U.S. LIBOR + 2.150% 2.24% 5/15/36 (d)(e)(g)		7,090,000	7,094,399
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 3.69% 1/15/34 (d)(e)(g)		6,230,400	6,158,376
Series 2021-BPNY Class A, 1 month U.S. LIBOR + 3.710% 3.8054% 8/15/23 (d)(e)(g)		18,000,000	17,999,953
Series 2020-NET:
Class E, 3.7042% 8/15/37 (d)(g)		9,400,000	9,635,485
Class F, 3.7042% 8/15/37 (d)(g)		7,050,000	7,104,084
Series 2021-BRIT Class A, 1 month U.S. LIBOR + 3.450% 3.7092% 5/15/23 (d)(e)(g)		9,280,000	9,276,668
CRSNT Trust floater Series 2021-MOON:
Class E, 1 month U.S. LIBOR + 2.550% 2.65% 4/15/36 (d)(e)(g)		12,201,000	12,206,101
Class F, 1 month U.S. LIBOR + 3.500% 3.6% 4/15/36 (d)(e)(g)		4,844,000	4,845,977
Class G, 1 month U.S. LIBOR + 4.500% 4.6% 4/15/36 (d)(e)(g)		2,787,000	2,788,109
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4821% 6/15/50 (d)(g)		4,297,000	3,855,382
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (d)(g)		7,129,000	6,983,874
Series 2017-CX9 Class D, 4.1441% 9/15/50 (d)(g)		2,539,000	2,225,681
CSMC Trust floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.600% 4.69% 7/15/32 (d)(e)(g)		6,000,000	5,684,275
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (d)(g)		10,732,000	10,920,092
DBUBS Mortgage Trust:
Series 2011-LC1A Class G, 4.652% 11/10/46 (g)		12,222,000	11,875,989
Series 2011-LC3A Class D, 5.3656% 8/10/44 (d)(g)		3,945,000	3,866,100
Extended Stay America Trust floater Series 2021-ESH:
Class E, 1 month U.S. LIBOR + 2.850% 2.941% 7/15/38 (d)(e)(g)		18,231,154	18,322,540
Class F, 1 month U.S. LIBOR + 3.700% 3.791% 7/15/38 (d)(e)(g)		20,834,610	20,939,031
GPMT, Ltd. / GPMT LLC floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.0356% 11/21/35 (d)(e)(g)		2,500,000	2,496,705
GS Mortgage Securities Corp. Trust floater Series 2019-70P Class E, 1 month U.S. LIBOR + 2.200% 2.29% 10/15/36 (d)(e)(g)		7,437,000	7,138,184
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, 1 month U.S. LIBOR + 2.600% 2.69% 7/15/35 (d)(e)(g)		3,808,000	3,423,489
Series 2011-GC5:
Class C, 5.1587% 8/10/44 (d)(g)(h)		8,899,000	7,586,398
Class D, 5.1587% 8/10/44 (d)(g)		2,733,635	1,312,145
Class E, 5.1587% 8/10/44 (d)(g)(h)		8,138,000	834,145
Class F, 4.5% 8/10/44 (g)(h)		7,897,000	177,683
Series 2012-GC6:
Class C, 5.8439% 1/10/45 (d)(g)		3,560,000	3,561,778
Class D, 5.8439% 1/10/45 (d)(g)		6,590,000	6,575,714
Class E, 5% 1/10/45 (d)(g)		7,432,000	6,466,823
Series 2012-GCJ9:
Class D, 4.7377% 11/10/45 (d)(g)		5,503,000	5,544,377
Class E, 4.7377% 11/10/45 (d)(g)		1,908,000	1,691,607
Series 2013-GC16:
Class D, 5.3107% 11/10/46 (d)(g)		3,708,000	3,770,702
Class F, 3.5% 11/10/46 (g)		7,221,000	5,226,130
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 5.7856% 11/21/35 (d)(e)(g)		20,000,000	20,191,292
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (d)(g)		20,270,000	20,089,163
Series 2016-SFP Class F, 6.1552% 11/5/35 (g)		7,257,000	7,272,201
IMT Trust Series 2017-APTS:
Class EFX, 3.4966% 6/15/34 (d)(g)		9,213,000	9,245,758
Class FFL, 1 month U.S. LIBOR + 2.850% 2.9403% 6/15/34 (d)(e)(g)		2,752,375	2,743,580
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (g)		2,896,000	2,842,545
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (g)		8,640,000	7,542,030
Series 2014-C26 Class D, 3.8784% 1/15/48 (d)(g)		3,398,000	3,309,177
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.417% 12/15/49 (d)(g)		10,126,000	8,671,891
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.0787% 12/15/49 (d)(g)		4,388,000	3,893,650
Series 2018-C8 Class D, 3.2422% 6/15/51 (d)(g)		1,698,000	1,464,137
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2018-LAQ:
Class C, 1 month U.S. LIBOR + 1.600% 1.69% 6/15/32 (d)(e)(g)		4,800,000	4,797,038
Class E, 1 month U.S. LIBOR + 3.000% 3.09% 6/15/35 (d)(e)(g)		1,328,800	1,327,978
Series 2021-MHC Class E, 1 month U.S. LIBOR + 2.450% 2.54% 4/15/38 (d)(e)(g)		4,022,000	4,024,580
sequential payer Series 2021-1MEM Class E, 2.742% 10/9/42 (d)(g)		9,552,000	8,552,234
Series 2011-C3:
Class E, 5.5232% 2/15/46 (d)(g)		13,774,000	5,329,352
Class G, 4.409% 2/15/46 (d)(g)(h)		4,671,000	498,019
Class H, 4.409% 2/15/46 (d)(g)(h)		7,077,000	208,065
Series 2011-C4 Class F, 3.873% 7/15/46 (g)		1,400,000	1,382,069
Series 2012-CBX:
Class C, 4.8801% 6/15/45 (d)		4,479,000	4,329,369
Class E, 4.8801% 6/15/45 (d)(g)(h)		5,892,000	2,592,480
Class F, 4% 6/15/45 (g)		8,192,000	1,583,162
Class G 4% 6/15/45 (g)(h)		4,044,000	362,993
Series 2013-LC11:
Class D, 4.1645% 4/15/46 (d)		7,722,000	6,150,984
Class E, 3.25% 4/15/46 (d)(g)		472,000	325,638
Class F, 3.25% 4/15/46 (d)(g)(h)		2,518,000	1,361,526
Series 2014-DSTY Class E, 3.8046% 6/10/27 (d)(g)		8,161,000	163,220
Series 2018-AON Class F, 4.6132% 7/5/31 (d)(g)		5,039,000	5,044,511
Series 2020-NNN Class FFX, 4.6254% 1/16/37 (g)		2,000,000	1,974,155
KNDL Mortgage Trust floater Series 2019-KNSQ Class E, 1 month U.S. LIBOR + 1.800% 1.89% 5/15/36 (d)(e)(g)		5,000,000	4,995,438
KNDR Trust floater Series 2021-KIND Class F, 1 month U.S. LIBOR + 3.950% 4.04% 8/15/38 (d)(e)(g)		14,155,000	14,155,018
Last Mile Logistics Pan Euro Finance DAC floater Series 2021-1A Class E, 3 month EURIBOR + 2.700% 2.7% 8/17/33 (d)(e)(g)	EUR	4,500,000	5,198,998
LIFE Mortgage Trust floater Series 2021-BMR Class G, 1 month U.S. LIBOR + 2.950% 3.041% 3/15/38 (d)(e)(g)		18,824,000	18,812,672
MED Trust floater Series 2021-MDLN Class G, 1 month U.S. LIBOR + 5.250% 4.45% 11/15/26 (d)(e)(g)		42,080,000	42,080,000
Merit floater Series 2021-STOR:
Class F, 1 month U.S. LIBOR + 2.200% 2.29% 7/15/38 (d)(e)(g)		7,827,000	7,826,992
Class G, 1 month U.S. LIBOR + 2.750% 2.84% 7/15/38 (d)(e)(g)		5,445,000	5,431,352
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, 1 month U.S. LIBOR + 2.600% 2.6912% 4/15/38 (d)(e)(g)		12,354,000	12,361,726
Class G, 1 month U.S. LIBOR + 3.200% 3.2912% 4/15/38 (d)(e)(g)		20,601,000	20,626,823
MHC Trust floater Series 2021-MHC2 Class F, 1 month U.S. LIBOR + 2.400% 2.49% 5/15/23 (d)(e)(g)		20,000,000	19,975,182
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6012% 11/15/45 (d)(g)		2,000,000	1,995,218
Series 2012-C6, Class F, 4.6012% 11/15/45 (d)(g)(h)		2,500,000	2,025,966
Series 2013-C12 Class D, 4.7627% 10/15/46 (d)(g)		7,164,000	6,781,096
Series 2013-C13:
Class D, 4.8972% 11/15/46 (d)(g)		6,218,000	5,961,727
Class E, 4.8972% 11/15/46 (d)(g)		3,341,000	2,745,584
Series 2013-C9:
Class C, 4.0213% 5/15/46 (d)		3,302,000	3,374,865
Class D, 4.1093% 5/15/46 (d)(g)		5,137,000	4,739,996
Series 2016-C30 Class D, 3% 9/15/49 (g)		2,726,000	2,074,734
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(g)		74,035	74,637
Series 2011-C2:
Class D, 5.2113% 6/15/44 (d)(g)		4,127,963	4,026,853
Class F, 5.2113% 6/15/44 (d)(g)(h)		4,440,000	3,158,167
Class XB, 0.4276% 6/15/44 (d)(g)(j)		29,895,329	117,016
Series 2011-C3:
Class D, 5.0906% 7/15/49 (d)(g)		7,317,000	7,109,079
Class E, 5.0906% 7/15/49 (d)(g)(h)		3,456,000	2,828,936
Class F, 5.0906% 7/15/49 (d)(g)(h)		5,624,050	3,738,995
Class G, 5.0906% 7/15/49 (d)(g)		5,049,500	2,282,158
Series 2012-C4 Class D, 5.3664% 3/15/45 (d)(g)		6,310,000	5,982,257
Series 2015-MS1 Class D, 4.0312% 5/15/48 (d)(g)		10,833,000	10,111,206
Series 2015-UBS8 Class D, 3.18% 12/15/48 (g)		3,051,000	2,503,573
Series 2016-BNK2 Class C, 3% 11/15/49 (g)		2,966,000	2,599,444
Motel 6 Trust floater Series 2021-MTL6:
Class D, 1 month U.S. LIBOR + 2.100% 2.1903% 9/15/38 (d)(e)(g)		8,941,000	8,940,992
Class E, 1 month U.S. LIBOR + 2.700% 2.7903% 9/15/38 (d)(e)(g)		6,741,000	6,743,120
Class F, 1 month U.S. LIBOR + 3.550% 3.6403% 9/15/38 (d)(e)(g)		9,176,000	9,178,887
Class G, 1 month U.S. LIBOR + 4.700% 4.7903% 9/15/38 (d)(e)(g)		9,015,000	9,017,837
Class H, 1 month U.S. LIBOR + 6.000% 6.0903% 9/15/38 (d)(e)(g)		4,908,000	4,931,481
MRCD Mortgage Trust Series 2019-PARK:
Class G, 2.7175% 12/15/36 (g)		2,000,000	1,895,019
Class J, 4.25% 12/15/36 (g)		10,357,000	9,990,966
MSCCG Trust:
floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 2.24% 10/15/37 (d)(e)(g)		5,061,000	5,057,863
floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 3.14% 10/15/37 (d)(e)(g)		7,312,000	7,307,331
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (d)(g)		1,500,000	1,409,873
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 2.8403% 6/15/35 (d)(e)(g)		1,743,000	1,662,187
Class WAN2, 1 month U.S. LIBOR + 3.750% 3.8403% 6/15/35 (d)(e)(g)		651,000	608,661
Series 2019-1776:
Class E, 3.9017% 10/15/36 (g)		4,000,000	3,970,870
Class F, 4.2988% 10/15/36 (g)		3,454,000	3,394,434
Series 2020-2PAC Class AMZ3, 3.5% 1/15/37 (d)(g)		2,502,675	2,491,762
OPG Trust floater Series 2021-PORT:
Class G, 1 month U.S. LIBOR + 2.390% 2.498% 10/15/36 (d)(e)(g)		24,469,000	24,353,523
Class J, 1 month U.S. LIBOR + 3.340% 3.446% 10/15/36 (d)(e)(g)		17,482,000	17,471,175
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class E, 1 month U.S. LIBOR + 2.600% 2.691% 7/15/38 (d)(e)(g)		7,400,000	7,405,398
Class G, 1 month U.S. LIBOR + 4.350% 4.441% 7/15/38 (d)(e)(g)		5,944,000	5,952,699
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (g)		9,277,000	8,630,861
Progress Residential Trust:
Series 2019-SFR3 Class F, 3.867% 9/17/36 (g)		1,000,000	1,006,784
Series 2021-SFR2 Class F, 3.395% 4/19/38 (g)		2,407,000	2,405,859
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		3,405,680	3,830,000
ReadyCap Commercial Mortgage Trust floater Series 2019-FL3 Class D, 1 month U.S. LIBOR + 2.900% 2.9893% 3/25/34 (d)(e)(g)		3,401,000	3,251,856
SFO Commercial Mortgage Trust floater Series 2021-555:
Class E, 1 month U.S. LIBOR + 2.900% 2.99% 5/15/38 (d)(e)(g)		4,600,000	4,611,463
Class F, 1 month U.S. LIBOR + 3.650% 3.74% 5/15/38 (d)(e)(g)		3,720,000	3,756,338
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/37 (d)(g)		5,000,000	4,736,274
SREIT Trust floater:
Series 2021-FLWR Class E, 1 month U.S. LIBOR + 1.920% 2.014% 7/15/36 (d)(e)(g)		11,469,000	11,397,733
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 3.3658% 10/15/38 (d)(e)(g)		26,754,000	26,467,973
TPGI Trust floater Series 2021-DGWD:
Class E, 1 month U.S. LIBOR + 2.350% 2.44% 6/15/26 (d)(e)(g)		16,537,000	16,474,006
Class G, 1 month U.S. LIBOR + 3.850% 3.94% 6/15/26 (d)(e)(g)		7,308,000	7,307,979
TTAN floater Series 2021-MHC Class E, 1 month U.S. LIBOR + 2.400% 2.491% 3/15/38 (d)(e)(g)		17,175,067	17,169,743
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5358% 5/10/45 (d)(g)		2,296,000	2,172,591
Class E, 5% 5/10/45 (d)(g)(h)		6,268,000	2,971,175
Class F, 5% 5/10/45 (d)(g)		2,221,350	325,086
UBS-BAMLL Trust Series 12-WRM Class D, 4.238% 6/10/30 (d)(g)		2,143,000	1,611,801
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1:
Class B, 6.3094% 1/10/45 (d)(g)		835,744	835,317
Class C, 6.3094% 1/10/45 (d)(g)		4,746,000	4,736,612
VASA Trust:
floater Series 2021-VASA Class G, 1 month U.S. LIBOR + 5.000% 5.09% 7/15/39 (d)(e)(g)		800,000	802,039
floater sequential payer Series 2021-VASA Class F, 1 month U.S. LIBOR + 3.900% 3.99% 7/15/39 (d)(e)(g)		6,685,000	6,700,696
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class D, 4.7569% 10/15/45 (d)(g)		12,819,000	13,007,535
Class E, 4.7569% 10/15/45 (d)(g)		8,347,000	8,222,707
Class F, 4.7569% 10/15/45 (d)(g)		2,000,000	1,728,845
Series 2016-BNK1 Class D, 3% 8/15/49 (g)		6,979,000	4,896,925
Series 2016-NXS6 Class D, 3.059% 11/15/49 (g)		5,037,000	4,255,172
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 4.8868% 6/15/44 (d)(h)		3,955,000	283,132
Series 2011-C3:
Class D, 5.4246% 3/15/44 (d)(g)		1,874,404	913,210
Class E, 5% 3/15/44 (g)		2,966,000	192,790
Series 2011-C5:
Class E, 5.6829% 11/15/44 (d)(g)		5,097,000	5,097,491
Class F, 5.25% 11/15/44 (d)(g)		3,500,000	3,218,131
Class G, 5.25% 11/15/44 (d)(g)		2,000,000	1,778,353
Series 2012-C7:
Class D, 4.8028% 6/15/45 (d)(g)(h)		2,380,000	992,537
Class F, 4.5% 6/15/45 (g)(h)		2,000,000	119,551
Series 2012-C8 Class E, 4.8829% 8/15/45 (d)(g)		2,889,500	2,843,119
Series 2013-C11:
Class D, 4.2394% 3/15/45 (d)(g)		5,765,000	5,686,907
Class E, 4.2394% 3/15/45 (d)(g)		4,727,000	4,304,913
Series 2013-C13 Class D, 4.139% 5/15/45 (d)(g)		3,955,000	3,894,445
Series 2013-C16 Class D, 5.0018% 9/15/46 (d)(g)		3,686,000	3,543,482
Series 2013-UBS1 Class D, 5.0394% 3/15/46 (d)(g)		4,538,000	4,758,547
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (d)(g)		6,725,000	5,896,991
Class PR2, 3.516% 6/5/35 (d)(g)		2,541,000	2,034,367
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,605,467,799)			1,550,839,546

Bank Loan Obligations - 4.9%
	Principal Amount (f)	Value ($)
COMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.84% 4/11/25 (d)(e)(k)	23,918,196	23,713,934
CONSUMER DISCRETIONARY - 1.7%
Hotels, Restaurants & Leisure - 1.7%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 8/6/28 (d)(e)(k)	32,270,000	32,229,663
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 9/9/26 (d)(e)(k)	4,355,000	4,355,000
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.837% 12/22/24 (d)(e)(k)	31,987,880	31,824,742
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.087% 11/30/23 (d)(e)(k)	8,617,382	8,596,959
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/2/28 (d)(e)(k)	22,925,000	22,965,119
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (d)(e)(k)	24,718,272	24,097,843
		124,069,326
ENERGY - 0.3%
Energy Equipment & Services - 0.1%
Kestrel Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/1/25 (d)(e)(k)	5,808,637	5,026,911
Oil, Gas & Consumable Fuels - 0.2%
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/17/27 (d)(e)(k)	18,407,000	18,399,269
TOTAL ENERGY		23,426,180
FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
Agellan Portfolio 9% 8/7/25 (d)(h)(k)	6,611,000	6,743,220
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 8.75% 11/15/22 (d)(e)(h)(k)	29,640,000	29,714,100
		36,457,320
Thrifts & Mortgage Finance - 0.0%
Walker & Dunlop, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.350% 10/15/28 (e)(h)(k)(l)	475,000	473,813
TOTAL FINANCIALS		36,931,133
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.4%
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.087% 8/4/28 (d)(e)(k)	28,565,000	28,381,327
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/20/24 (d)(e)(k)	8,152,090	8,137,498
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.4%
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8328% 6/28/23 (d)(e)(k)	25,981,444	25,916,490
Real Estate Management & Development - 0.8%
Aragon Junior Mezzanine 1 month U.S. LIBOR + 6.000% 7.25% 1/15/25 (d)(e)(h)(k)	6,397,208	6,397,208
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.837% 8/21/25 (d)(e)(k)	47,000,440	46,638,066
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (d)(e)(k)	9,379,338	8,249,878
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (d)(e)(k)	529,009	465,306
		61,750,458
TOTAL REAL ESTATE		87,666,948
UTILITIES - 0.4%
Electric Utilities - 0.4%
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (d)(e)(k)	5,480,887	5,382,232
Green Energy Partners/Stonewall LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/13/21 (d)(e)(k)	10,735,429	10,189,747
Tranche B 2LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/13/21 (d)(e)(k)	1,895,696	1,799,338
Lonestar II Generation Holding:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.087% 4/18/26 (d)(e)(k)	9,742,925	9,682,032
Tranche C 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.087% 4/18/26 (d)(e)(k)	1,273,530	1,265,570
		28,318,919
Independent Power and Renewable Electricity Producers - 0.0%
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/1/26 (d)(e)(k)	5,606,925	5,111,665
TOTAL UTILITIES		33,430,584
TOTAL BANK LOAN OBLIGATIONS (Cost $368,495,127)		365,756,930

Preferred Securities - 0.1%
	Principal Amount (f)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 7.125% (d)	6,000,000	6,277,500
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (g)(h)	1,220,000	122
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)(h)	500,000	10,000
TOTAL FINANCIALS		10,122
TOTAL PREFERRED SECURITIES (Cost $7,297,768)		6,287,622

Money Market Funds - 10.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (m)	708,558,335	708,700,047
Fidelity Securities Lending Cash Central Fund 0.06% (m)(n)	98,870,516	98,880,403
TOTAL MONEY MARKET FUNDS (Cost $807,531,783)		807,580,450

TOTAL INVESTMENT IN SECURITIES - 103.7% (Cost $6,880,908,750)	7,675,056,198
NET OTHER ASSETS (LIABILITIES) - (3.7)%	(270,287,929)
NET ASSETS - 100.0%	7,404,768,269

Currency Abbreviations
EUR	-	European Monetary Unit

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Affiliated company
(c)	Non-income producing
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,187,845,269 or 29.5% of net assets.

(h)	Level 3 security
(i)	Non-income producing - Security is in default.
(j)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)	The coupon rate will be determined upon settlement of the loan after period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	900,242,010	493,316,877	684,858,840	127,404	-	-	708,700,047	1.2%
Fidelity Securities Lending Cash Central Fund 0.06%	97,387,058	68,682,450	67,189,105	47,063	-	-	98,880,403	0.3%
Total	997,629,068	561,999,327	752,047,945	174,467	-	-	807,580,450

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Great Ajax Corp.	21,091,456	-	-	349,306	-	1,402,850	23,553,234
Great Ajax Corp. 7.25%	15,866,920	-	-	277,060	-	397,437	16,264,357
iStar Financial, Inc.	99,011,364	-	-	510,789	-	1,795,218	103,138,540
iStar Financial, Inc. Series D, 8.00%	9,002,613	-	-	170,311	-	(1,237,023)	8,740,335
iStar Financial, Inc. Series G, 7.65%	10,125,593	-	-	184,782	-	(1,268,578)	9,862,791
iStar Financial, Inc. Series I, 7.50%	14,635,390	-	-	259,076	-	(1,677,152)	14,093,748
Total	169,733,336	-	-	1,751,324	-	(587,248)	175,653,005

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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